Operating expenses - Variable compensation awards - Actual and Expected (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based payments
Variable compensation deferred from 2016 and earlier	£ 5	£ 96	£ 147
Variable compensation deferred from 2017	81
Less: forfeiture of amounts deferred from prior years	(66)	(7)	(106)
Income statement charge for amounts deferred from prior years	20	£ 89	£ 41
within 1 year
Share-based payments
Variable compensation deferred from 2016 and earlier	9
Variable compensation deferred from 2017	22
Variable compensation for 2018 deferred	89
Income statement charge for amounts deferred from prior years	120
2020 and beyond
Share-based payments
Variable compensation deferred from 2016 and earlier	4
Variable compensation deferred from 2017	15
Variable compensation for 2018 deferred	41
Income statement charge for amounts deferred from prior years	£ 60